Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying audited consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and include the accounts of the Company and our subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In addition, certain reclassifications of amounts previously reported have been made to the accompanying consolidated financial statements in order to conform to current presentation.
In the opinion of management, all adjustments (consisting of normal recurring accruals), considered necessary for a fair presentation have been included. The historical financial information is not necessarily indicative of our future results of operations, financial position, and cash flows.
Certain prior period amounts in the consolidated financial statements and notes thereto have been reclassified to conform to the current period’s presentation.
On April 29, 2024, following approval by our stockholders and Board of Directors (the “Board”), we effected a reverse stock split (the “Reverse Stock Split”) of our Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”), and Class V Common Stock, par value $0.0001 per share (“Class V Common Stock” and collectively with the Class A Common Stock, the “Common Stock”), at a ratio of 1-for-25 (the “Reverse Stock Split Ratio”). Our Class A Common Stock began trading on a reverse-split adjusted basis on the New York Stock Exchange (the “NYSE”) as of the open of trading on April 29, 2024. All outstanding warrants and share-based awards were also adjusted on a 1-for-25 basis. As such, the Reverse Stock Split has been retroactively applied to all share and per share information throughout this Form 10-K (unless otherwise noted).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. We base our estimates and assumptions on historical experience and various judgments that we believe to be reasonable under the circumstances. The significant estimates and assumptions that affect the financial statements may include, but are not limited to, those that are related to going concern, income tax valuation allowances, useful lives and fair value of intangible assets and property, equipment and software, fair value of financial assets and liabilities, determining provision for doubtful accounts, valuation of acquired tangible and intangible assets, the impairment of intangible and long-lived assets and goodwill, and fair market value of stock-based awards. Actual results and outcomes may differ from management’s estimates and assumptions and such differences may be material to our audited consolidated financial statements.
Change in Accounting Principle

Safeguarding Obligation for Crypto
On January 23, 2025, the Securities and Exchange Commission (the “SEC”) issued Staff Accounting Bulletin (“SAB”) No. 122 (“SAB 122”), which was officially entered into the federal register January 30, 2025. SAB 122 rescinds the previously issued SEC staff interpretative guidance in SAB No. 121 related to accounting for obligations to safeguard crypto assets that an entity holds for its platform users. SAB 122 indicates that an entity that has an obligation to safeguard crypto assets for others should determine whether it should recognize a liability for a risk of loss for such obligation and should recognize and measure any such liability in accordance with Accounting Standards Codification (“ASC”) 450-20, Loss Contingencies. The Company elected to adopt SAB 122 as of December 31, 2024, on a retrospective basis in accordance with SAB 122. As a result of the adoption of SAB 122, the Company derecognized the Safeguarding obligation for crypto and Safeguarding asset for crypto previously recognized in the Consolidated Financial Statements. In accordance with U.S. GAAP, the periods presented have been retrospectively adjusted to reflect this change, with no impact on revenues, operating loss, net loss, net loss per share, or any components of equity or net assets.

Discontinued Operations
On July 23, 2025, Bakkt Opco Holdings, LLC (“Opco”), a wholly owned subsidiary of the Company, entered into an agreement to sell all of the issued and outstanding equity interests of Bridge2 Solutions, LLC, Aspire Loyalty Travel Solutions, LLC, Bridge2 Solutions Canada, Ltd., and B2S Resale, LLC (collectively, the “Acquired Companies”) to Project Labrador Holdco, LLC, a wholly owned subsidiary of Roman DBDR Technology Advisors, Inc. (the “Purchaser” or "Roman"). These entities comprised the Company’s loyalty and travel redemption business (the “Loyalty Business”), and the transaction was a part of the Company’s strategic transformation into a pure-play cryptocurrency infrastructure platform. The sale transaction closed on October 1, 2025.
In accordance with ASC 205-20, Bakkt management determined that the Loyalty Business met the criteria for classification as held for sale and a discontinued operation as of September 30, 2025. This determination was based on management’s commitment to a formal plan to sell the business, the significance of the business to the Company's historical operations, and the expectation that the sale will result in the elimination of the operations and cash flows of the Loyalty Business from ongoing operations. As such, the results of operations, financial position, and cash flows of the Loyalty Business have been reclassified and are presented as discontinued operations for all periods presented, where applicable. Assets and liabilities related to the Loyalty Business have been reclassified as held for sale in the consolidated balance sheets, and the related operating results, including any gains or losses on the sale, are reported separately from continuing operations in the consolidated statements of operations for all periods presented. Refer to Note 3 for additional details.

Liquidity and Going Concern
The accompanying audited consolidated financial statements are prepared on a going concern basis in accordance with U.S. GAAP. This presentation contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and does not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described below.
At each reporting period, in accordance with ASC 205-40, Going Concern (“ASC 205-40), we evaluate whether there are conditions or events that raise substantial doubt about our ability to continue as a going concern within one year after the date the financial statements are issued. In accordance with ASC 250-40, our initial evaluation can only include management’s plans that have been fully implemented as of the issuance date. Operating forecasts for new products/markets cannot be considered in the initial evaluation as those product/market launches have not been fully implemented.
Accordingly, our evaluation entails analyzing prospective fully implemented operating budgets and forecasts for expectations of our cash needs and comparing those needs to the current cash and cash equivalent balances. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, we evaluate whether the mitigating effect of its plans sufficiently alleviates substantial doubt about our ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued.
Evaluation in conjunction with the issuance of the December 31, 2024 audited consolidated financial statements
In forecasting our expectation of cash needs for the initial ASC 205-40 evaluation, the Crypto services revenue growth projections exclude activation of new clients or products currently not live on our platform as of the date of release of these audited consolidated financial statements.
The Company has incurred net losses and consumed cash in excess of cash inflows from operations and fundraising. The Company’s accumulated deficit totaled$798.0 million as of December 31, 2024. Due to these ongoing losses, the Company has been executing a strategic plan to optimize capital allocation and reduce cash expenses since the fourth quarter of 2022. On March 14, 2025, Webull, our largest crypto client, notified us that it will not renew its agreement when it ends on June 14, 2025. Webull’s decision not to renew its agreement with us will materially reduce our Crypto services revenue. Our fully implemented operating budgets and forecasts, which exclude forecasts for new products or markets and reflect the loss of Webull’s Crypto services revenue, raise substantial doubt about our ability to meet our obligations for at least 12 months from the date of issuance of these consolidated financial statements.
The Company plans to enact cost reduction measures including personnel reductions, a hiring freeze, changes to vendors and additional discretionary spending cuts to preserve and extend cash to fund operations. Significantly expanding our revenue base is critical to the Company’s strategic plan to be able to generate a sustainable operating profit. There is significant uncertainty associated with our projected cash flows in our going concern analysis primarily related to the revenue growth rates for our expansion to new products, as well as the growth of our revenue base, given the uncertain and rapidly evolving environment associated with crypto assets. Historically, the Company’s sources of liquidity included cash and cash equivalents, available-for-sale securities and equity offerings. As discussed, in Note 9, on August 12, 2024, the Company secured a $40 million revolving credit facility with ICE, a major shareholder, that matures on December 31, 2026 (the “ICE Credit Facility”).
Management believes that its planned cost reduction measures can be successfully implemented and alleviate the substantial doubt that was raised about the Company’s ability to continue as a going concern.
Segments
We have one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), who is our CEO, in deciding how to allocate resources and assessing performance. During the years ended December 31, 2024 and December 31, 2023, all material operations are within the United States. Our chief operating decision maker allocates resources and assesses performance based upon financial information at the consolidated level. Refer to Note 20 for more information.
Cash and Cash Equivalents and Restricted Cash
We consider all short-term, highly liquid investments with maturities from the purchase date of three months or less to be cash equivalents. We had $15.0 million and $42.1 million invested in money market funds as of December 31, 2024 and December 31, 2023, respectively, of which $11.4 million and $31.8 million, respectively, was reported as restricted cash.
We classify all cash and cash equivalents that are not available for immediate or general business use as restricted. Restricted cash includes amounts set aside due to regulatory requirements or insurance collateral. Refer to Note 14 for additional information.
Customer Funds and Customer Funds Payable
Customer funds represents fiat currency deposited in bank accounts segregated from corporate funds. In accordance with state money transmitter laws, we may invest customer cash deposits in certain permissible investments. As of December 31, 2024, we had not made any such investments. We classify the assets as current since they are readily available for customer use with a corresponding customer funds payable liability.
Translation of Foreign Currencies and Foreign Currency Transactions
Our foreign subsidiaries’ functional currencies are their respective local currencies. The assets and liabilities of foreign subsidiaries are translated into U.S. dollars at the exchange rate at the balance sheet date. Revenue and expenses are translated using average monthly rates. Translation adjustments are included in “Accumulated other comprehensive loss” on the consolidated balance sheets and reflected as “Currency translation adjustment, net of tax” in the consolidated statements of comprehensive loss.
Monetary assets and liabilities are translated at the rate in effect at the balance sheet date, with subsequent changes in exchange rates resulting in transaction gains or losses, which are included in “Other income (expense), net” in the consolidated statements of operations. Non-monetary assets and liabilities are translated at historical rates and revenue and expenses are translated at average rates in effect during each reporting period.
Accounts Receivable and Allowance for Doubtful Accounts
We classify rights to consideration in exchange for services or goods as accounts receivable. Accounts receivable are rights to consideration that are unconditional (i.e., only the passage of time is required before payment is due). “Accounts receivable, net” includes billed and contract assets (i.e., unbilled receivables), net of an estimated allowance for doubtful accounts. We calculate the allowance using the current expected credit loss model. The allowance is based upon historical loss patterns, the number of days that billings are past due and, an evaluation of the potential risk of loss associated with delinquent accounts and incorporates the use of forward-looking information over the contractual term of our accounts receivable. Receivables are written-off and charged against our recorded allowance when we have exhausted collection efforts without success.
Property, Equipment and Software, Net
Property, equipment and software are stated at cost, less accumulated depreciation and amortization.
Costs related to software we develop or obtain for internal use are included in “Property, equipment and software, net” on the consolidated balance sheets. Costs incurred during the preliminary or maintenance development stage are expensed, and costs incurred during the application development stage are capitalized and are amortized over the useful life of the software.
Depreciation and amortization are computed using the straight-line method over the following estimated useful lives of assets:

Internal use software	3-7 years
Purchased software	3 years
Assets under finance lease	2-5 years
Office, furniture and equipment	7-10 years
Leasehold improvements	7 years
Other computer and network equipment	3 years
Leases
We determine if an arrangement is a lease and whether it is classified as finance or operating at the inception of the contract. We recognize the lease at its commencement date on the balance sheet as a liability for our obligation related to the lease and a corresponding asset representing our right to use the underlying asset over the period of use. Leases with an initial term of 12 months or less are not recorded on the balance sheet and the lease expense for these leases is recognized on a straight-line basis over the lease term.
The lease liability for each lease is recognized as the present value of the lease payments not yet paid at the commencement date. The right-of-use (“ROU”) asset for each lease is recorded at the amount equal to the initial measurement of lease liability, adjusted for balances of prepaid rent, lease incentives received and initial direct costs incurred.
When determining lease term, we consider renewal options that are reasonably certain to exercise and termination options that are reasonably certain to not be exercised, in addition to the non-cancellable lease term.
For operating leases, expense is generally recognized on a straight-line basis over the lease term and is recorded within “Selling, general and administrative” in the consolidated statements of operations. For finance leases, interest on lease liability is recognized using the effective interest method, while the ROU asset is amortized on a straight-line basis over the shorter of the useful life of the ROU asset or the lease term. Interest on lease liability is recorded within “Interest income (expense), net” in the consolidated statements of operations, and amortization of right-of-use assets is recorded within “Depreciation and amortization” in the consolidated statements of operations.
Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The period of depreciation and amortization of long-lived assets is evaluated to determine whether events or circumstances warrant revised estimates of useful lives. When indicators of impairment are present, the recoverability of our long-lived assets is determined by comparing the carrying value of the long-lived assets to the total amount of undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the estimated future undiscounted cash flows demonstrate the long-lived assets are not recoverable, an impairment loss would be calculated based on the excess of the carrying amounts of the long-lived assets over their fair value.
Business Combinations
We account for our business combinations using the acquisition accounting method, which requires us to determine the fair value of identifiable assets acquired and liabilities assumed, including any contingent consideration, to properly allocate the purchase price to the individual assets acquired and liabilities assumed and record any residual purchase price as goodwill in accordance with ASC 805, Business Combinations. We identify and attribute fair values and estimated lives to the intangible assets acquired and allocate the total cost of an acquisition to the underlying net assets based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and involves the use of significant estimates, including projections of future cash inflows and outflows, discount rates and asset lives. These determinations will affect the amount of amortization expense recognized in future periods. We base our fair value estimates on assumptions we believe are reasonable but recognize that the assumptions are inherently uncertain.
For business combinations effected through a common control transaction, we measure the recognized net assets of the acquiree at the carrying amounts of the net assets previously recognized by our related party. We reflect the operations of entities acquired through a common control transaction in our financial statements as of the first date in the reporting period or as of the date that the entity was acquired by our related party, as applicable.

For business combinations including contingent consideration, we evaluate the contractual terms to determine whether the contingency should be liability or equity classified. For liability classified contingent consideration, we evaluate the fair value of the contingent consideration each reporting period, and record the changes in the fair value through income.
If the initial accounting for the business combination has not been completed by the end of the reporting period in which the business combination occurs, provisional amounts are reported to present information about facts and circumstances that existed as of the acquisition date. Once the measurement period ends, which in no case extends beyond one year from the acquisition date, revisions to the accounting for the business combination are recorded in earnings.
All acquisition-related costs, other than the costs to issue debt or equity securities, are accounted for as expenses in the period in which they are incurred.
Goodwill and Intangible Assets
Goodwill and intangible assets that have indefinite useful lives are accounted for in accordance with ASC 350, Intangibles — Goodwill and Other (“ASC 350”). We allocate the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the acquisition consideration transferred over the fair value of the net assets acquired, including other intangible assets, is recorded as goodwill. Goodwill is tested for impairment at the reporting unit level, and we are organized and operate as a single reporting unit. Goodwill and indefinite-lived intangible assets are tested at least annually or more frequently when events or circumstances occur that indicate that it is more likely than not that an impairment has occurred. Our annual testing date is October 1st of each year. In assessing goodwill and intangible assets for impairment, we first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. In the qualitative assessment, we may consider factors such as economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Should we conclude that it is more likely than not that the recorded goodwill and intangible assets amounts have been impaired, we would perform the impairment test. An impairment loss is recognized in earnings if the estimated fair value of a reporting unit or indefinite lived intangible asset is less than the carrying amount of the reporting unit or intangible asset. Significant judgment is applied when goodwill and intangible assets are assessed for impairment.
Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives and are also reviewed at least annually for impairment or more frequently if conditions exist that indicate that an asset may be impaired.
Revenue Recognition
We recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services.
Crypto Services
Crypto services revenues are derived from our crypto trading and custody services.
Trading: Bakkt Crypto offers customers the ability to purchase or sell certain crypto on its platform. Bakkt Crypto partners with a number of liquidity providers to provide customers with immediate liquidity and access to crypto. Bakkt Crypto settles with the liquidity partners on a daily basis. The contract with a customer is created when a customer agrees to execute a trade on our platform. Each customer purchase and sale transaction only includes a single performance obligation which is execution of the trade. We consider the sale of customer crypto associated with delisted crypto to be revenue in the context of our contracts with customers. We report the gross proceeds of a sale to a customer or liquidity provider, including a spread on the market price of the crypto as revenue. Substantially all of the consideration is allocated to the execution performance obligation, which is satisfied when we record the transaction to the customer’s account. Custody services are rendered over the initial contract term which we have concluded is one day.
Judgment is required in determining whether the Company is the principal or the agent in our contracts with customers. We have determined that we are the principal in transactions with customers as we control the crypto during the period of time between the customer transaction and the liquidity provider settlement and we are primarily responsible for the delivery of the crypto to the customer. Accordingly, revenue associated with Bakkt Crypto’s services is presented gross in “Crypto services” revenue in our consolidated statements of operations and the cost basis of acquired cryptocurrency associated with Bakkt Crypto’s services are presented gross in “Crypto costs” in our consolidated statements of operations.
Where applicable, we make payments to introducing brokers based on the transaction volume from resulting customer volume. These payments are expensed in the period they are incurred and are included in “Clearing, Execution and Brokerage Fees” on the consolidated statements of operations.
We maintain an inventory of crypto to facilitate consumer transactions if needed. We may adjust our inventory levels under our inventory policy. Sales of crypto resulting from inventory adjustments are not part of our normal course of business. Accordingly, proceeds from the sale of crypto outside of the normal course of business are included in “Other income (expense), net,” net of the cost of crypto sold, in the consolidated statements of operations. We recognized income from the sale of crypto in our inventory reserve, net of the cost of crypto sold, of $0.3 million and $0.2 million during the years ended December 31, 2024, and December 31, 2023, respectively. We did not recognize any income from inventory reserve adjustments during the year ended December 31, 2022.
Custody: For customers that used Bakkt Trust’s custody services on a standalone basis, we charged a fee, which is generally based on a fixed fee and represents fixed consideration. We invoiced customers on a quarterly basis. Our performance obligation related to the storage and custody of a customer’s crypto represented an obligation to provide custody services for crypto. The contract for custodial services could be terminated by the applicable institution or high net worth individual at any time upon final withdrawal of all crypto, without incurring a penalty. As a result, we believe our contracts represented day-to-day contracts with each day representing a renewal. The daily contract consisted of a single performance obligation to provide custodial services, with the transaction price equal to a pro rata portion (i.e., daily) of the annual custody fee. Our performance obligation to provide custodial services met the criterion to be satisfied over time. Revenue from our custodial services is included in “Crypto services” revenues in the statements of operations.
Revenue from our custody services is included in “Subscription and services revenue” in the disaggregation of revenue by service type table within Note 4.

Loyalty redemption platform
We host, operate and maintain a loyalty redemption platform connecting loyalty programs to e-commerce merchants allowing loyalty point holders to redeem a spectrum of loyalty currencies for merchandise and services. Our customer in these arrangements is generally the loyalty program sponsor. Our contracts related to our loyalty redemption platform consist of two performance obligations: (1) access to our software as a service (“SaaS”)-based redemption platform and customer support services and (2) facilitation of order fulfillment services. We are the principal related to providing access to our redemption platform. We are acting as the agent to facilitate order fulfillment services on behalf of the loyalty program sponsor. Revenues generated from our loyalty redemption platform are included in “Net loss from discontinued operations, net of tax” in the consolidated statements of operations and include the following:
•Platform subscription fees: Monthly fixed fee charged to customers to access the redemption platform and receive customer support services. We recognize revenue for these fees on a straight-line basis over the related contract term as the customer receives benefits evenly throughout the term of the contract. These fees are allocated to our performance obligation to provide access to our redemption platform, and thus are recognized on a gross basis. Revenue from our platform subscription fees is included in “Subscription and services revenue” in the disaggregation of revenue table by service type in Note 4.
•Transaction fees: Transaction fees are earned for most transactions processed through our platform. These fees are allocated to our performance obligation to provide order placement services on behalf of the loyalty program sponsor, and therefore are recognized net of the related redemption cost. We allocate transaction fees to the period in which the related transaction occurs. Revenue from our transaction fees is included in “Transaction revenue, net” in the disaggregation of revenue table by service type in Note 4.
•Revenue share fees: We are entitled to revenue share fees in the form of rebates from third-party commerce merchants and other clients which provide services facilitating redemption order fulfillment. We allocate revenue share fees to the period in which the related transaction occurs. Revenue from our revenue share fees is included in “Transaction revenue, net” in the disaggregation of revenue table by service type in Note 4.
•Service fees: We earn fees for certain software development activities associated with the implementation of new customers on our loyalty redemption platform and other development activities if a customer requests that we customize certain features and functionalities for their loyalty program. We recognize revenue from software development activities on a straight-line basis, beginning when the internally developed software resulting from such implementation or other development activities are operational in our platform over the longer of the remaining anticipated customer life and 3 years, which represents the estimated useful life of our internally developed software. Implementation and development service fees are generally billed when the implementation and development activities are performed. We recognize deferred revenue when all such fees are billed. We also earn fees for providing call center services for customers. We recognize revenue from call center services in the period in which we provide such services. Revenue from our services fees is included in “Subscription and services revenue” in the disaggregation of revenue table by service type in Note 4.
Practical expedients
We have elected the following practical expedients under ASC 606, Revenue from Contracts with Customers:
•Excluding sales taxes from the measurement of the transaction price;
•Not adjusting the transaction price for the existence of a significant financing component if the timing difference between a customer’s payment and our performance is one year or less; and
•Not providing disclosures about the transaction price allocated to unsatisfied performance obligations for contracts with a duration of one year or less or when the consideration is variable and allocated entirely to a wholly unsatisfied performance obligation or a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation.
Additionally, we elected the practical expedient under ASC 340-40, Other Assets and Deferred Costs-Contracts with Customers, to not capitalize incremental costs to obtain a contract with a customer if the amortization period is one year or less.
Refer to Note 4 for additional disclosures related to our recognition of revenue.
Deferred Revenue
Deferred revenue includes amounts invoiced and collected prior to our meeting the criteria for revenue recognition. We invoice customers for service fees at the time the service is performed, and such fees are recognized as revenue over time as we satisfy our performance obligation. The portion of deferred revenue to be recognized in the succeeding twelve-month period is recorded as “Deferred revenue, current” on the consolidated balance sheets, and the remaining portion is recorded as “Deferred revenue, noncurrent” on the consolidated balance sheets. We have determined that these arrangements do not contain a significant financing component, and therefore the transaction price is not adjusted.
Compensation and Benefits
Compensation and benefits expense primarily consists of salaries and wages, bonuses, contract labor fees, share-based compensation, unit-based compensation, payroll taxes and benefits associated with the compensation of our employees, excluding share-based and unit-based compensation included in “Restructuring expenses” in the statements of operations.
Share-Based Compensation
Share-based compensation expense relates to the restricted stock units (“RSUs”) and performance stock units (“PSUs”) granted or outstanding during the period. Our RSUs and PSUs are measured at fair value on the date of grant and recognized as expense in “Compensation and benefits” in the statements of operations over the requisite service period. Expense is recognized on a straight-line basis for awards that vest based solely on a service condition. In addition to a service condition, PSUs provide an opportunity to receive shares based on our performance as measured against objective performance goals. We record compensation expense for PSUs on an accelerated attribution basis based on our assessment of the probable outcome of the performance conditions at each reporting period. The fair value of our RSUs and PSUs is determined as the closing price of our Class A Common Stock on the date of grant. We account for forfeitures as they occur. See Note 12 for additional information about share-based compensation.
Unit-Based Compensation
Unit-based compensation expense relates to the replacement incentive units and phantom units (“participation” units) granted prior to the VIH Business Combination on October 15, 2021, that were issued to employees as purchase consideration. The replacement incentive units and participation units were measured at fair value on the Closing Date, and we recognize expense in “Compensation and benefits” in the accompanying consolidated statements of operations and comprehensive loss over the requisite service period. Additionally, we recognize variable compensation expense for participation units, which historically have been classified as liabilities, based on changes to the fair value of the awards at each reporting date. We elect to account for forfeitures as they occur. See Note 12 for additional disclosures related to unit-based compensation.
Professional Services
Professional services expenses consist of costs associated with audit, tax, legal and other professional services and are recognized as incurred.
Technology and Communication
Technology and communication expenses include costs incurred in operating and maintaining our platform, including software licenses, software maintenance and support, hosting and infrastructure costs.
Selling, General and Administrative
Selling, general and administrative expenses consist primarily of costs associated with advertising, marketing, insurance and rent. Advertising costs are expensed as incurred. Total advertising costs for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 were $2.5 million, $4.5 million, and $8.8 million, respectively.
Acquisition-Related Expenses
We incur incremental costs relating to acquisitions and other strategic opportunities. This includes fees for investment banking advisors, lawyers, accountants, tax advisors and public relations firms, as well as other external costs directly related to the proposed or closed transactions. See Note 5 for additional information related to acquisition-related expenses.
Restructuring Expenses
The Company groups restructuring obligations into four categories: involuntary employee termination benefits, contractual employee termination benefits, costs to terminate contracts, and other associated costs. Involuntary employee termination benefits include cash and non-cash compensation and is recognized as incurred upon communication of the plan to the identified employees. Contractual employee termination benefits include cash and non-cash compensation owed to an employee pursuant to their individual employment agreements. Cash termination benefits are recorded at the employee notice date, while non-cash compensation is recorded over any remaining service term. Costs to terminate contracts are recognized upon termination agreement with the provider. Other associated restructuring costs are expensed as incurred.
Warrant Accounting
We account for our Class A common stock warrants in accordance with applicable accounting guidance provided in ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. We classify as equity any equity-linked contracts that (1) require physical settlement or net-share settlement or (2) give us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement). We classify as assets or liabilities any equity-linked contracts that (1) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside our control) or (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). All public and private placement warrants issued by us were deemed to qualify for liability classification and were therefore recorded at fair value at grant date and re-measured to fair value at each reporting date. See Note 10 for additional information.
Noncontrolling Interest
Bakkt Holdings, Inc. is the sole managing member of Opco and, as a result, consolidates the financial results of Opco. We report a noncontrolling interest representing the portion of Opco that we control and consolidate but do not own. We recognize each noncontrolling holder’s respective share of the estimated fair value of the net assets at the date of formation or acquisition. Noncontrolling interest is subsequently adjusted by the noncontrolling holders’ share of additional contributions, distributions and their share of the net earnings or losses of each respective consolidated entity. We allocate net income or loss to noncontrolling interest based on the weighted average ownership interest during the period. The net income or loss that is not attributable to the Company is reflected in “Net loss attributable to noncontrolling interest” in the consolidated statements of operations. Each Opco Common Unit, when coupled with one share of our Class V common stock is referred to as a “Paired Interest.” When Paired Interests are exchanged, the Company will receive a corresponding number of Opco Common Units, increasing the Company’s total ownership interest in Opco. Changes in our ownership interest in Opco while we retain a controlling interest in Opco are accounted for as equity transactions. As such, future redemptions or direct exchanges or Opco Common Units by the noncontrolling members of Opco will result in a change in ownership and reduce the amount recorded as noncontrolling interest and increase additional paid-in capital.
Income Taxes
We account for deferred federal and state income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets are also recognized for the future tax benefits attributable to the expected utilization of existing tax net operating loss carryforwards and other types of carryforwards. If the future utilization of some portion of deferred taxes is determined to be unlikely, a valuation allowance is provided to reduce the recorded tax benefits from such assets. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In the event interest or penalties are incurred with respect to income tax matters, our policy is to include such items in income tax expense. We record deferred tax assets and liabilities on a net basis on the consolidated balance sheets. We recognize interest and penalties related to uncertain tax positions in “Income tax (expense) benefit” in the consolidated statements of operations.
Fair Value Measurements
We account for our financial assets and liabilities that are recognized and/or disclosed at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact, and we consider assumptions that market participants would use when pricing the asset or liability. ASC 820 establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable and proscribes the following fair value hierarchy in determining fair values:
Level 1 — Quoted prices for identical assets or liabilities in active markets.
Level 2 — Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in active markets for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data such as interest rates or yield curves.
Level 3 — Unobservable inputs reflecting our view about the assumptions that market participants would use in measuring the fair value of the assets or liabilities.
Concentration of Credit Risk
Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable, including unbilled accounts receivable. The associated risk of concentration for cash and cash equivalents and restricted cash is mitigated by banking with creditworthy institutions. At certain times, amounts on deposit exceed federal deposit insurance limits. We have not experienced any losses on our deposits of cash and cash equivalents.
We classify our investments in debt securities as available-for-sale investments. Our investments in debt securities consist of U.S. Treasury debt securities held in the custody of a major financial institution. Investments are classified as current or non-current depending on their maturity dates and when they are expected to be converted into cash.
Refer to Note 20, Segment Reporting for additional information on customer concentration.
Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280, Segment Reporting on an interim and annual basis. The Company adopted ASU 2023-07 during the year ended December 31, 2024. The adoption of the ASU did not have a material impact on the Company’s consolidated financial statements.
We did not adopt any significant accounting pronouncements during the years ended December 31, 2023 or December 31, 2022.
Recently Issued Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU No. 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Topic 350-60), Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which requires entities measure assets that meet the scope criteria at fair value with changes recognized in net income each reporting period. ASU 2023-08 also requires enhanced disclosures for interim and annual periods. The ASU is effective for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which will require additional tax disclosures, predominantly related to the effective income tax rate reconciliation and income taxes paid. The updated standard will be effective for our annual periods beginning in fiscal 2025. Early adoption is permitted. We are currently evaluating the impact that the updated standard will have on our consolidated financial statement disclosures.
In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses, which requires disclosure of additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The guidance is effective for annual reporting periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.
We do not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on our consolidated financial statements.